Related party transactions (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.		$ 2,995,228	$ 0
Dr. Henglong Chen and its affiliates [Member]
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.	[1]	240,462	0
Mr. Yulong Chen, a shareholder of the Company [Member]
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.		1,537,000	0
Forasen Group, controlled by Mr. Zhengyu Wang, Chairman and CEO of the Company [Member]
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.		$ 1,217,766	$ 0

[1]	Dr. Henglong Chen is the original shareholder of E-Motors (Note 4). The Company acquired his 70% equity interest in E-Motors and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of E-Motors.